Stock Based Compensation (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Options subject to future vesting - Shares	1,110,147	1,393,638
Options granted - Shares	498,501	536,429
Options forfeited or lapsed - Shares	(214,301)	(101,582)
Options vested - Shares	(502,727)	(718,338)
Options subject to future vesting - Shares	891,620	1,110,147
Options subject to future vesting - Fair Value	$ 0.24	$ 0.43
Options granted - Fair Value	$ 0.56	$ 0.15
Options forfeited or lapsed - Fair Value	$ 0.11	$ 0.25
Options vested - Fair Value	$ 0.32	$ 0.42
Options subject to future vesting - Fair Value	$ 0.41	$ 0.24